Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of operating segments
	Futures insurance and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2021
Revenue	$2,800,543	$8,700,009	$13,132,832	$2,425,101	$27,058,485

Commissions and fees	2,037,619	63,654	1,031,416	185,003	3,317,692
Compensation and benefits	1,083,943	—	—	2,985,260	4,069,203
Occupancy	—	3,900	3,900	771,081	778,881
Communication and technology	437,629	418,227	698,262	375,863	1,929,981
General and administrative	89,040	393,005	78,616	1,455,921	2,016,582
Crypto currencies	—	—	—	1,163,846	1,163,846
Professional fees	14,281	136,755	136,755	3,549,026	3,836,817
Research and development	—	—	—	1,205,040	1,205,040
Service fees	—	449,765	2,730,596	394,218	3,574,579
Interest	—	—	804,621	803,479	1,608,100
Depreciation	2,027	640,326	93,007	181,556	916,916
Marketing	2,171	70,000	—	841,504	913,675
Payment service charge	—	(274,616)	93,367	—	(181,249)
Unrealized loss on equity securities	—	—	—	1,916,033	1,916,033
Change in fair value of warrant liabilities	—	—	—	470,804	470,804
Change in fair value of option liabilities	—	—	149,740	—	149,740
Other operating expenses	1,224	79,934	—	63,017	144,175
	3,667,934	1,980,950	5,820,280	16,361,651	27,830,815
Income (loss) from operations	$(867,391)	$6,719,059	$7,312,552	$(13,936,550)	$(772,330)
Total segment assets	$4,097,364	$12,028,984	$112,623,891	$20,166,592	$148,916,831
	Futures and securities brokerage services	CFD trading	TRS trading	Other	Total
Year ended December 31, 2020
Revenue	$2,029,669	$6,810,520	$223,927	$1,166,019	$10,230,135

Commissions and fees	1,316,800	70,124	45,719	413,351	1,845,994
Compensation and benefits	1,110,192	—		2,692,601	3,802,793
Occupancy	—	3,300	3,300	676,560	683,160
Communication and technology	455,323	409,961	233,669	355,097	1,454,050
General and administrative	55,028	225,067	18,105	1,966,118	2,264,318
Professional fees	26,690	108,175	170,544	1,260,425	1,565,834
Service fees	—	300,990	13,352	519,522	833,864
Interest	—	0	52,240	130,917	183,157
Depreciation	13,000	(26,403)	26,403	27,556	40,556
Marketing	222	166,013	—	485,089	651,324
Payment service charge	—	245,030	—	—	245,030
Change in fair value of warrant liabilities	—	—	—	(777,266)	(777,266)
Other operating expenses	—	—	—	11,464	11,464
	2,977,255	1,502,257	563,332	7,761,434	12,804,278
Income (loss) from operations	$(947,586)	$5,308,263	$(339,405)	$(6,595,415)	$(2,574,143)
Total segment assets	$4,624,325	$11,558,061	$3,078,078	$3,645,605	$22,906,069
	Futures and securities brokerage services	CFD trading	Other	Total
Year ended December 31, 2019
Revenue	$2,215,867	$12,843,574	$3,467,409	$18,526,850

Commissions and fees	1,526,852	322,130	1,506,223	3,355,205
Compensation and benefits	1,154,378	—	1,276,258	2,430,636
Occupancy	202,467	1,200	388,269	591,936
Communication and technology	469,818	343,556	10,059	823,433
General and administrative	72,403	140,598	479,647	692,648
Professional fees	7,369	118,929	634,940	761,238
Service fees	—	119,711	265,129	384,840
Interest	—	—	731,812	731,812
Depreciation	26,845	—	26,007	52,852
Marketing	2,608	51,714	1,056	55,378
Payment service charge	—	355,585	—	355,585
Other operating expenses	5,739	—	4,724	10,463
	3,468,479	1,453,423	5,324,124	10,246,026
Income (loss) from operations	$(1,252,612)	$11,390,151	$(1,856,715)	$8,280,824
Total segment assets	$4,823,056	$5,307,525	$3,287,767	$13,418,348